American Beacon AHL TargetRisk Core Fund

Supplement dated February 16, 2021 to the

Prospectus and Summary Prospectus, each dated December 16, 2020

Effective February 1, 2021, Otto van Hemert of AHL Partners LLP (“AHL”) is added as a Portfolio Manager for the American Beacon AHL TargetRisk Core Fund (the “Fund”). Accordingly, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

I.	On page 7 of the Prospectus and the Summary Prospectus, the table under the heading “Fund Summary - American Beacon AHL TargetRisk Core Fund - Portfolio Managers” is deleted and replaced with the following:

	AHL Partners LLP	Russell Korgaonkar Chief Investment Officer Since Fund Inception (2020)	Matthew Sargaison Portfolio Manager Since Fund Inception (2020)
Otto van Hemert Director of Core Strategies Since 2021

II.	On page 19 of the Prospectus, under the heading “Fund Management - The Sub-Advisor,” the following is added following the paragraph related to Matthew Sargaison:

Otto van Hemert is Director of Core Strategies and a member of AHL’s management and investment committees. He was previously Head of Macro Research at AHL. Prior to joining AHL in 2015, Mr. Van Hemert ran a systematic global macro fund at IMC for more than three years. Before that, he headed Fixed Income Arbitrage, Credit, and Volatility strategies at AQR, and was on the Finance Faculty at the New York University Stern School of Business, where he published papers in leading academic finance journals. Mr. Van Hemert holds a PhD in Finance from the University of Amsterdam, Master’s Degrees in Economics from Tinbergen Institute and the University of Amsterdam, and a Master’s Degree in Mathematics from Utrecht University.

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American Beacon AHL TargetRisk Core Fund

Supplement dated February 16, 2021 to the

Statement of Additional Information dated December 16, 2020

Effective February 1, 2021, Otto van Hemert of AHL Partners LLP (“AHL”) is added as a Portfolio Manager for the American Beacon AHL TargetRisk Core Fund (the “Fund”). Accordingly, the following changes are made to the Fund’s Statement of Additional Information:

A.	On page 32, under the heading “Portfolio Managers,” the table is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Russell Korgaonkar	2 ($2.0 bil)	6 ($9.5 bil)	26 ($6.6 bil)	None	None	23 ($5.7 bil)
Matthew Sargaison	2 ($2.0 bil)	25 ($6.2 bil)	7 ($5.5 bil)	None	25 ($6.2 bil)	7 ($5.5 bil)
Otto van Hemert*	None	9 ($9.7 bil)	6 ($1.1 bil)	None	3 ($0.2 bil)	3 ($0.2 bil)

*As of September 30, 2020

B.	On page 33, under the heading “Portfolio Managers - Ownership of the Funds,” the third and fourth sentences of the paragraph are deleted and replaced with the following:

The table below sets forth the Portfolio Managers’ beneficial ownership of the Fund under the Portfolio Managers’ management as provided by the sub-advisor as of December 31, 2020.

Name of Investment Advisor and Portfolio Managers	AHL TargetRisk Core Fund
AHL Partners LLP
Russell Korgaonkar	None
Matthew Sargaison	None
Otto van Hemert*	None

*As of February 1, 2021

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